Document and Entity Information	Sep. 22, 2026
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	Starbucks Corporation
Entity Address, Address Line One	2401 Utah Avenue South
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	206
Local Phone Number	447-1575
Entity Incorporation, State or Country Code	WA
Entity File Number	000-20322
Entity Tax Identification Number	91-1325671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000829224
Trading Symbol	SBUX